Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000026077
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Capital Shares
Trading Symbol	CCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,517,992,645
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,008,840
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026075
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	CALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,517,992,645
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,008,840
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026076
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	CCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,517,992,645
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,008,840
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026078
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	CACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,517,992,645
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,008,840
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026079
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	CAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,517,992,645
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,008,840
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,517,992,645
Number of Investments	145
Total Advisory Fees Paid	$2,008,840

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	7.2%
Commerical Paper	35.1%
Variable Rate Demand Instruments	57.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	3.8%
91-180 Days	6.0%
31-90 Days	31.6%
8-30 Days	5.5%
1-7 Days	52.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Rule 2a-7 Amendments"), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000167073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Institutional Shares
Trading Symbol	FFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 2,684,941,816
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 1,300,295
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,684,941,816
Number of Investments	140
Total Advisory Fees Paid	$1,300,295

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	2.0%
Variable Rate Demand Instruments	98.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
1-7 Days	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Material Fund Change Risks Change [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026054
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Premier Shares
Trading Symbol	FTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,684,941,816
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 1,300,295
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,684,941,816
Number of Investments	140
Total Advisory Fees Paid	$1,300,295

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	2.0%
Variable Rate Demand Instruments	98.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
1-7 Days	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Material Fund Change Risks Change [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent Rule 2a-7 Amendments and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, pursuant to the Rule 2a-7 Amendments, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund is not required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026114
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	NYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
AssetsNet	$ 448,228,243
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 485,339
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026115
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	FNCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 448,228,243
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 485,339
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026116
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	FNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
AssetsNet	$ 448,228,243
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 485,339
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026117
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	NISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
AssetsNet	$ 448,228,243
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 485,339
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$448,228,243
Number of Investments	91
Total Advisory Fees Paid	$485,339

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	5.0%
Municipal Notes	18.0%
Variable Rate Demand Instruments	76.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.4%
91-180 Days	2.2%
31-90 Days	9.3%
8-30 Days	6.9%
1-7 Days	68.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.30% to 0.25% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]

     Effective May 6, 2024, the Fund’s investment strategy was changed to permit the Fund to regularly invest in securities subject to the federal alternative minimum tax (AMT), rather than invest in such securities on an exception basis.

Material Fund Change Risks Change [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Rule 2a-7 Amendments”), the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Also, effective April 2, 2024, the weekly liquid assets threshold increased to 50% from 30%.

     Effective October 2, 2023, pursuant to the Rule 2a-7 Amendments, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.